Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 26, 2025 $ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Basis of Presentation and Summary of Significant Accounting Policies
License revenue		$ 2,600,000	$ 133,125	$ 3,125,000	$ 273,750	$ 2,808,125	$ 387,500
Ownership percentage					85.00%	85.00%
Allowance for doubtful accounts		0		0		$ 0	0
Bad debt expense				$ 0	$ 0	$ 0
Discount rate				14.55%		14.55%
FDIC insurance limit exceeded		1,268,227		$ 1,268,227		$ 2,956,082
Revenue recognized over the time				0	$ 0	34,375	$ 31,250
Federal deposit insurance		$ 250,000		$ 250,000		$ 250,000
Reverse stock split ratio	0.20
Common stock, par value | $ / shares	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Two Suppliers [Member] | Purchase [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Concentration risk percentage				91.00%	85.00%
Revenue [Member] | First Customer [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Concentration risk percentage				26.00%	36.00%	32.00%	28.00%
Revenue [Member] | Second Customer [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Concentration risk percentage				10.00%	17.00%	13.00%	23.00%
Revenue [Member] | Third Customer [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Concentration risk percentage				10.00%	11.00%	10.00%	11.00%
Accounts Receivable [Member] | First Customer [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Concentration risk percentage						32.00%	32.00%
Accounts Receivable [Member] | Second Customer [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Concentration risk percentage				28.00%		26.00%	27.00%
Accounts Receivable [Member] | Third Customer [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Concentration risk percentage				27.00%		9.00%	10.00%
Accounts Payable And Accrued Expenses [Member] | First Vendors [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Concentration risk percentage				75.00%		51.00%	68.00%
Accounts Payable And Accrued Expenses [Member] | Second Vendors [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Concentration risk percentage					72.00%	35.00%	68.00%